Note 6 - Leases:	12 Months Ended
Dec. 31, 2011
Operating Leases of Lessor Disclosure [Text Block]
6.        Leases:

A. LEASE ARRANGEMENTS, UNDER WHICH THE COMPANY ACTS AS THE LESSEE

i)     Sale and Leaseback of Vessels:

The Company entered into sale and leaseback transactions in 2005 and 2006 for eighteen vessels. During 2009, the Company terminated the last five bareboat charter agreements related to these sales and leaseback transactions, which resulted to termination fees and expenses amounting to $15,391, which are included in the Lease Termination Expenses in the accompanying consolidated statements of operations. The bareboat charter agreements the Company entered into in 2005 and 2006 were accounted for as operating leases and the gain on the sale was deferred and was amortized to income over the lease period. The deferred gain was calculated by deducting from the sales price the carrying amount of the vessels, the expenses related to the sale and the unpaid sales price (which is treated as a residual value guarantee and will be recognized in income upon collection).

The amortization of the deferred gain on sale and leaseback of vessels and write-off of seller's credit of $7,799, $0 and $0 for the years ended December 31, 2009, 2010 and 2011, respectively, is separately reflected in the accompanying consolidated statements of operations.

ii)      Operating Lease M/T Delos:

On October 1, 2010, the Company entered into a bareboat charter agreement to lease vessel M/T Delos until September 30, 2015 for a variable rate per year. Additionally, the Company agreed to pay $480 together with the first hire. The bareboat charter agreement was accounted for as operating lease. Charterers had certain options by the end of the normal charter period (five years) to purchase the vessel.

During the years ended December 31, 2009, 2010 and 2011, lease payments relating to the bareboat charters of the vessel were $0, $480 and $2,380, respectively and are included in  Charter hire expense in the accompanying consolidated statements of operations. In October 15th, 2011 the Company terminated the bareboat charter agreement resulting in a termination expense of $5,750 included in "Lease Termination Expense" in the accompanying consolidated statements of operations.

iii)     Office lease:

In January 2006, Top Tanker Management entered into an agreement to lease office space in Athens, Greece, with an unrelated party. The office is located at 1, Vassilisis Sofias & Megalou Alexandrou Street, 151 24 Maroussi, Athens, Greece. The agreement is for duration of twelve years beginning May 2006 with a lessee's option for an extension of ten years. As of December 31, 2007, the monthly rent was Euro 120 or $177 (based on the U.S. Dollar/Euro exchange rate as of December 31, 2007) adjusted annually for inflation increase plus 1%. In November 2007, the agreement was amended and the new monthly rent starting February 2008 became Euro 116 or $167 (based on the U.S. Dollar/Euro exchange rate as of December 31, 2009) with all other terms remaining unchanged. In September 2010 the agreement was further amended and the new monthly rent starting then was renegotiated down to Euro 41 or $55 (based on the U.S. Dollar/Euro exchange rate as of December 31, 2010) and it was agreed to revert occupancy in certain areas of the leased office space by the end of April 2011, with all other terms remaining unchanged. In September 1, 2011, the agreement was amended again and the new monthly rent was renegotiated down to Euro 8 or $10 (based on the U.S. Dollar/Euro exchange rate as of December 31, 2011). It was also agreed to revert occupancy in a larger area of the leased office space. All other terms of the lease remained unchanged. General and administrative expenses for the years ended December 31, 2009, 2010 and 2011 include $2,041, $1,653 and $531, respectively, for rent expense.

In May 2007, Top Tankers (U.K) Limited entered into a new lease agreement for office space in London. The new lease agreement is valid from June 2007 and shall continue until either party shall give to the other one calendar month written notice. The new annual lease is GBP 20 or $32 (based on the U.S. Dollar/GBP exchange rate as of December 31, 2009), payable quarterly in advance. In September 2010, Top Tankers (U.K) Limited entered into a new lease agreement for office space in London. The new lease agreement is valid from September 2010 and shall continue until either party shall give to the other one calendar month written notice. The new annual lease is GBP 12 or $19 (based on the U.S. Dollar/GBP exchange rate as of December 31, 2011). General and administrative expenses for the years ended December 31, 2009, 2010 and 2011 include $31, $27 and $19, respectively, for rent expense.

In November 2009, Top Ships Inc. entered into a lease agreement for office space in London. The initial agreement was signed on November 15, 2009 and it expired on November 14, 2010. The agreement was extended for another year with all terms remaining unchanged. On November 15, 2011 the agreement was extended for another year with all terms remaining unchanged. The monthly rent is GBP 26 or $40 (based on the U.S. Dollar/GBP exchange rate as of December 31, 2011). General and administrative expenses for the year ended December 31, 2009, 2010 and 2011 include $66, $487 and $498, for rent expense.

In September 2011, Top Ships Inc. entered into a lease agreement for office space in Monaco with Central Shipping Monaco SAM, a company which is controlled by the Company's Chief Executive Officer and President. The current monthly rent is Euro 5 or $7 (based on the U.S. Dollar/Euro exchange rate as of December 31, 2011). General and administrative expenses for the year ended December 31, 2011 include $23 for rent expense.

iv)   Future minimum lease payments:

The Company's future minimum lease payments required to be made after December 31, 2011, related to the existing at December 31, 2011 leases are as follows:

Year ending December 31,	Office Lease
2012	116
2013	119
2014	121
2015	124
2016	126
2017 and thereafter	172
778

B. LEASE ARRANGEMENTS, UNDER WHICH THE COMPANY ACTS AS THE LESSOR

i)     Charter agreements:

All of the Company's time charters and bareboat charters are classified as operating leases. Revenues under operating leases are recognized when a charter agreement exists, charter rate is fixed and determinable, the vessel is made available to the lessee and collection of related revenue is reasonably assured.

As of December 31, 2011, the Company operated seven owned vessels, all operating under bareboat charters.

Future minimum time-charter receipts, based on vessels committed to non-cancellable time and bareboat charter contracts that expire in more than one year, as of December 31, 2011, are as follows:

Year ending December 31,	Time Charter receipts
2012	27,834
2013	27,758
2014	27,758
2015	27,758
2016	27,834
2017 and thereafter	53,416
192,358

On January 11, 2010, the Company announced that it had received from the bareboat charterer of the M/T Ionian Wave and the M/T Tyrrhenian Wave, a reduced charter hire rate of $10,000 per day, rather than the $14,300 per day on a bareboat basis that is set forth in the charter agreement.  Furthermore, on January 26, 2011, the Company announced that it had received from the same charterer another decrease in the charter hire rate that currently stands at $9,092 per day. The Company has been examining this unilateral reduction and intends to take all necessary steps to recover the amounts owed since the said charterer is considered to be in breach of the charter. On April 29, 2011 and May 25, 2011 the Company announced that it repossessed the M/T Ionian Wave and M/T Tyrrhenian Wave from their previous Charterer and delivered the vessels to a major Charterer under a new bareboat charter for a minimum period of seven (7) years with three successive one-year options at a daily rate of $9,000. The vessels were subsequently renamed to M/T UACC Sila and M/T UACC Shams respectively.